Finance cost, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest expense on borrowings, including leases and derivatives	$ 26,687	$ 25,775	$ 23,731
Line of credit commitment fees	780	657	694
Net interest costs on pension and OPEB benefits	48	37	64
Accretion expense on provisions	2,417	2,309	1,813
Capitalized interest	(1,273)	(732)	(2,826)
Finance income	(5,772)	(1,468)	(950)
Other	(326)	(403)	(282)
Total finance cost, net	$ 22,561	$ 26,175	$ 22,244